Accounts receivable, net	12 Months Ended
Jun. 30, 2025
Credit Loss [Abstract]
Accounts receivable, net

3 Accounts receivable, net

	As of June 30,
	2025	2024
	US$	US$

Accounts receivable	243,957	232,844
Less: allowance for expected credit loss	(134,958)	(121,778)
Total accounts receivable	108,999	111,066

Movements of allowance for expected credit loss are as follows:

	As of June 30,
	2025	2024
	US$	US$

Allowance for expected credit loss, beginning balance	121,778	122,030
Reversal	(8,508)	-
Addition	13,609	-
Exchange difference	8,079	(252)
Total accounts receivable	134,958	121,778

The recoverability is uncertain therefore the receivable amount due from the customer was fully reserved for allowance for expected credit loss.